Expense Example	Dec. 22, 2025 USD ($)
T. Rowe Price Emerging Markets Discovery Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 115
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	653
Expense Example, with Redemption, 10 Years	1,448
T. Rowe Price Emerging Markets Discovery Stock Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,223
T. Rowe Price Emerging Markets Discovery Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	842
Expense Example, with Redemption, 5 Years	1,550
Expense Example, with Redemption, 10 Years	3,433
T. Rowe Price Emerging Markets Discovery Stock Fund - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Global Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
T. Rowe Price Global Stock Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
T. Rowe Price Global Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
T. Rowe Price Emerging Europe Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,236
Expense Example, with Redemption, 10 Years	2,951
T. Rowe Price Emerging Europe Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	2,075
T. Rowe Price Emerging Europe Fund - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Emerging Markets Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
T. Rowe Price Emerging Markets Stock Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,221
T. Rowe Price Emerging Markets Stock Fund - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price European Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T. Rowe Price European Stock Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	483
Expense Example, with Redemption, 10 Years	1,080
T. Rowe Price European Stock Fund - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
T. Rowe Price Overseas Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
T. Rowe Price Overseas Stock Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
T. Rowe Price Overseas Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
T. Rowe Price Overseas Stock Fund - Z Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0